SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 20, 2015, the Company issued 200,000 shares of common stock pursuant to the terms of a letter agreement dated July 24, 2015 between the Company and a consultant pursuant to which the consultant agreed to provide investor relations services to the Company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of common stock in the capital of the Company for the initial six month term of the agreement. The shares were valued at $0.64 per share or $128,000.

On November 20, 2015, the Company issued 40,000 shares of common stock pursuant to the terms of an investor relations consulting agreement having an effective date of September 1, 2015 between the Company and Hayden IR, LLC (“Hayden”), pursuant to which Hayden agreed to provide investor relations services to the Company in consideration of: (i) the payment to Hayden of a monthly fee of $3,500 per month for the first three months of the term, $5,000 per month for months four through six of the term, $7,500 per month for months seven through ten of the term, and $8,500 per month for months eleven through thirteen of the term; and (ii) the issuance to Hayden of 40,000 shares of common stock in the capital of the Company. The shares were valued at $0.64 per share or $25,600.

Effective October 7, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective November 20, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective December 10, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock to one investor at a price of $0.30 per share for total consideration of $150,000.

On January 1, 2015, the Company renegotiated management consulting agreements with Wayne Riggs, Brian Davidson and Bob Riggs.  Under the terms of the renegotiated agreements, each officer is to receive $160,000 annually, a reimbursement for health insurance costs, and the right to participate in the Company's stock option plan, when and if established.

On March 2, 2015, the Company entered into a letter of intent with Be At TV, Inc. ("BE AT"), pursuant to which BE AT agreed to acquire all of the outstanding securities of the Company. In connection with the entry into the letter of intent, on March 18, 2015, the Company entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to the Company. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured note, the Company provided the lender with security over all of the Company's assets pursuant to the terms of a general security agreement made by the Company in favor of the lender. In connection with the closing of the Exchange Agreement (as defined below), the principal amount outstanding under the note and accrued interest thereon, totaling $770,959, was settled by the issuance of units of BE AT at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $1.02 until June 24, 2018.

On March 3, 2015, the Company appointed Zachary Bradford to serve as the Chief Financial Officer ("CFO") of the Company. In connection with this appointment, the Company entered into a consulting agreement with Mr. Bradford, pursuant to which the Company agreed to pay Mr. Bradford a consulting fee of $5,500 per month, plus expenses incurred. The Company also entered into certain agreements with Bluechip Advisors LLC ("Bluechip"), a company in which Mr. Bradford holds a 50 percent interest, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, for the Company's current eight stores, plus an additional fee of $200 per month for each other store opened. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the acquisition of the Company by BE AT, for estimated fees of between $45,000 and $55,000, with $20,000 paid upon execution of the agreement, $10,000 paid on April 10, 2015 and the balance paid on presentation of final invoice by Bluechip.

During the quarter ended March 31, 2015, the Company received $400,000 from one investor to purchase 705,882 shares of the Company's common stock.

On April 16, 2015, the Company issued a secured convertible promissory note in the principal amount of $200,000 to an investor. The note bears a 23% annual interest rate and matures on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. As a result of the contribution of all of the assets of Epic LLC into Epic Corp., the note is now convertible into 352,941 shares of the Company's common stock, which represents the pro rata value provided to each Class B Unit holder at the time of the contribution. The note is secured by all assets of the Company.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of the Company.  In the event the parties are unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company shall pay to the lender, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000.

During the month ending April 30, 2015, the Company received $400,000 from two investors to purchase 1,031,788 shares of the Company's common stock.

On August 15, 2014, the Company issued two promissory notes to two investors, each in the principal amount of $250,000. The notes bore a 16% annual interest rate and were to mature at the earlier of the sale of the Company or December 31, 2018. On May 20, 2015, the Company and the note holders agreed to settle 50% of their respective balances outstanding under the note in consideration for the issuance of 317,229 shares of the Company's common stock to each of the note holders.

On May 4, 2015, Epic LLC entered into a contribution agreement with Epic Corp. pursuant to which Epic LLC contributed all of its assets to Epic Corp. in exchange for the issuance of an aggregate of 24,083,493 shares of the common stock of Epic Corp.

On May 21, 2015, Epic LLC and its members executed a conversion and liquidation agreement converting all units of Epic LLC into Class A Units, which in turn were converted into an aggregate of 24,083,493 shares of the common stock of Epic Corp. Upon execution of the conversion and liquidation agreement, the members of Epic LLC authorized its manager to take action as needed to dissolve Epic LLC.

As of May 21, 2015, the Company had declared and unpaid dividends totaling $74,687 due to Class C Unit holders. These unpaid dividends were settled through the issuance of an aggregate of 131,449 shares of common stock of Epic Corp. in connection with the contribution of all of the assets of Epic LLC to Epic Corp.

On June 3, 2015, the Company issued an aggregate of 2,210,937 shares of common stock to four officers of the Company and five stockholders of the Company at a discounted price of $0.001 per share. 1,206,789 shares were issued to officers. The discount provided to the officers was fair valued at $0.39 per share in accordance with ASC 718 and recorded as payroll and related expenses of $470,647. 1,004,149 shares were issued to existing stockholders. The discount provided to the stockholders was deemed to be a stock dividend and was fair valued at $0.39 per share in accordance with ASC 718, and a reduction to retained earnings of $391,619 was recorded as a result.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015, among BE AT, the Company and the stockholders of the Company (the "Exchange Agreement"), pursuant to which BE AT acquired all of the Company's 27,083,493 issued and outstanding shares of common stock from the Company's stockholders in consideration for the issuance of an aggregate of: (i) 19,959,975 shares of BE AT’s common stock, and (ii) 1,133,813 warrants, each of which is exercisable into one share of BE AT's common stock at a price of $1.02 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, the Company became a wholly-owned subsidiary of BE AT.

In connection with the closing of the Exchange Agreement, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of BE AT at a deemed conversion price of $0.3675 per unit. Each unit consisted of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $1.02 per share until June 24, 2018.

In connection with the closing of the Exchange Agreement, BE AT experienced a change of control as four new directors, all of whom are directors of the Company, were appointed to BE AT's board, all of BE AT's prior management resigned and were replaced by management nominated by the Company, and former stockholders of the Company were issued shares of BE AT's common stock that constituted approximately 58.1% of BE AT's issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, BE AT determined to treat the acquisition of the Company as a reverse merger and recapitalization for accounting purposes, with the Company as the acquirer for accounting purposes.

On August 13, 2015, the Company issued a secured promissory note to an investor in the principal amount of $195,000. The note carried an original issue discount of $45,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,547 over the six month term and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and is being amortized over the life of term of the note.

The Company received $372,969 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the nine months ended September 30, 2015.

On November 3, 2015, the Company issued a secured promissory note to an investor in the principal amount of $217,500. The note carried an original issue discount of $117,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 4, 2015, the Company issued a secured promissory note to an investor in the principal amount of $180,461. The note carried an original issue discount of $30,461, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and will be amortized over the life of term of the agreement.

On November 20, 2015, the Company issued 200,000 shares of common stock pursuant to the terms of a letter agreement dated July 24, 2015 between the Company and a consultant pursuant to which the consultant agreed to provide investor relations services to the Company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of common stock in the capital of the Company for the initial six month term of the agreement. The shares were valued at $0.64 per share or $128,000.

On November 20, 2015, the Company issued 40,000 shares of common stock pursuant to the terms of an investor relations consulting agreement having an effective date of September 1, 2015 between the Company and Hayden IR, LLC (“Hayden”), pursuant to which Hayden agreed to provide investor relations services to the Company in consideration of: (i) the payment to Hayden of a monthly fee of $3,500 per month for the first three months of the term, $5,000 per month for months four through six of the term, $7,500 per month for months seven through ten of the term, and $8,500 per month for months eleven through thirteen of the term; and (ii) the issuance to Hayden of 40,000 shares of common stock in the capital of the Company. The shares were valued at $0.64 per share or $25,600.

Effective October 7, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective November 20, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective December 10, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.